Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Florida — 0.4%
Transportation — 0.4%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(c)	$1,380	$ 1,424,193
Michigan — 150.9%
County/City/Special District/School District — 39.7%
Belding Area Schools, GO, (Q-SBLF), 5.25%, 05/01/48	1,620	1,741,696
Bloomfield Hills School District, GO, 5.00%, 05/01/48	1,250	1,324,137
Byron Center Public Schools, GO, Series II, (Q-SBLF), 5.25%, 05/01/53	5,000	5,390,730
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,176,490
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	1,969,713
Chippewa Valley Schools, GO, (Q-SBLF), 5.00%, 05/01/43	4,275	4,480,813
City of Lansing Michigan, Refunding GO
Series B, (AGM), 4.00%, 06/01/43	2,000	1,898,046
Series B, (AGM), 4.13%, 06/01/48	5,325	4,931,633
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	8,360	8,937,248
Series I, (Q-SBLF), 5.00%, 05/01/47	4,500	4,777,623
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/48	295	270,374
Series I, (Q-SBLF), 4.13%, 05/01/52	600	553,464
County of Kalamazoo Michigan, GO, 4.13%, 05/01/47	1,375	1,345,867
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,519,411
(AGM), 5.00%, 05/01/34	1,500	1,519,424
(AGM), 5.00%, 05/01/35	1,000	1,012,960
Grand Ledge Public Schools, GO, (Q-SBLF), 5.00%, 05/01/44	1,585	1,654,057
Grand Rapids Public Schools, GO, (AGM), 5.00%, 05/01/49	4,150	4,390,007
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/48	4,000	4,110,719
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	8,235	8,892,785
Hudsonville Public Schools, GO, Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	2,003,906
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,673,842
(Q-SBLF), 5.00%, 05/01/49	2,375	2,520,650
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	4,950	5,054,266
5.00%, 11/01/45	3,000	3,039,122
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,142,395
Series II, (AGM), 5.00%, 05/01/46	3,000	3,198,645
Series II, (AGM), 5.00%, 05/01/49	5,000	5,287,326
Michigan Finance Authority, RB
4.00%, 11/01/48	3,000	2,788,843
Series H-1, 5.00%, 10/01/39(d)	5,400	5,430,213
2nd Lien, (BAM-TCRS), 4.00%, 11/01/50	1,500	1,376,996
Novi Community School District, GO
Series I, 5.00%, 05/01/44	1,175	1,238,374
Series II, 4.00%, 05/01/43	1,320	1,280,015
Okemos Public Schools, GO, Series II, (Q-SBLF), 05/01/49(c)	2,750	2,922,274
Security	Par (000)	Value
County/City/Special District/School District (continued)
Rockford Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/46	$1,505	$ 1,603,653
Southfield Public Schools, GO, (Q-SBLF), 5.00%, 05/01/49	1,740	1,838,891
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	1,914,357
Series II, (Q-SBLF), 4.25%, 05/01/49	7,000	6,723,542
Trenton Public Schools School District, GO, (Q-SBLF), 5.00%, 05/01/48	5,000	5,148,709
Troy School District, GO
(Q-SBLF), 5.00%, 05/01/47	6,445	6,870,250
(Q-SBLF), 5.00%, 05/01/52	5,710	6,037,214
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 05/01/47	1,000	1,055,913
(Q-SBLF), 5.00%, 05/01/49	2,500	2,628,806
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,536,400
(Q-SBLF), 4.50%, 11/01/46	5,250	5,337,088
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,686,003
Zeeland Public Schools, GO, Series A, (AGM), 5.00%, 05/01/33	1,000	1,012,142
		146,247,032
Education — 24.9%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	9,595	8,889,115
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,643,255
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	3,786,936
Michigan Finance Authority, Refunding RB
4.00%, 02/01/29	700	677,488
5.00%, 02/01/33	830	853,090
4.00%, 12/01/33	1,720	1,643,613
5.00%, 12/01/36	1,550	1,550,342
5.00%, 09/01/40	1,000	955,461
5.00%, 12/01/40	2,900	2,900,630
5.00%, 12/01/45	4,400	4,400,125
4.00%, 09/01/50	1,550	1,317,130
Michigan State University, Refunding RB
Series B, 4.00%, 02/15/44	4,000	3,783,885
Series B, 5.00%, 02/15/44	3,820	3,999,868
Series B, 5.00%, 02/15/48	6,160	6,419,149
Series C, 4.00%, 02/15/44	9,000	8,592,231
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,821,574
Series A, (AGM), 5.25%, 10/01/52	1,675	1,788,133
Series C, (AGM), 5.25%, 10/01/48	2,500	2,722,383
Oakland University, RB
5.00%, 03/01/41	3,635	3,696,615
5.00%, 03/01/47	3,500	3,549,106
Wayne State University, RB
Series A, 5.00%, 11/15/43	8,530	8,913,004
Series A, 4.00%, 11/15/48	2,000	1,832,581
Western Michigan University, RB
Series A, (AGM), 5.00%, 11/15/51	1,815	1,902,791
Series A, (AGM), 5.00%, 11/15/53	5,345	5,601,399
Western Michigan University, Refunding RB, 5.00%, 11/15/49	8,435	8,724,077
		91,963,981
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health — 20.1%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	$2,230	$ 2,231,323
Series A, 5.00%, 07/01/49	2,610	2,664,911
Series B, 4.00%, 07/01/49	2,000	1,848,297
Kalamazoo Economic Development Corp., Refunding RB, 5.00%, 05/15/42	425	374,926
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	597,669
Michigan Finance Authority, RB, 5.00%, 11/01/44	3,000	3,025,199
Michigan Finance Authority, Refunding RB
5.00%, 11/15/37	3,000	3,069,584
5.00%, 05/15/38	4,890	4,930,508
4.00%, 12/01/40	3,000	2,904,942
5.00%, 11/15/41	1,000	1,020,914
4.00%, 04/15/42	3,210	3,084,834
5.00%, 12/01/45	16,195	16,395,449
4.00%, 11/15/46	8,500	7,801,783
Series 2, 4.00%, 03/01/51	4,000	3,679,361
Series A, 4.00%, 12/01/40	3,085	2,997,572
Series A, 5.00%, 12/01/42	2,250	2,305,425
Series A, 4.00%, 12/01/49	1,500	1,386,321
Series S, 5.00%, 05/15/34	1,500	1,514,288
Series S, 5.00%, 05/15/35	4,945	4,983,402
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	4,000	4,146,760
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,226,862
		74,190,330
Housing — 11.5%
Michigan State Housing Development Authority, RB, M/F Housing
(GNMA), 4.75%, 04/20/37	2,525	2,427,966
Series A, 4.45%, 10/01/34	1,000	1,000,026
Series A, 4.63%, 10/01/39	3,490	3,415,564
Series A, 4.30%, 10/01/40	3,320	3,113,422
Series A, 4.00%, 10/01/43	5,000	4,644,732
Series A, 4.75%, 10/01/44	5,000	4,849,221
Series A, 5.00%, 10/01/48	7,000	7,122,570
Series A, 2.55%, 10/01/51	5,175	3,277,529
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 6.00%, 06/01/54	6,000	6,421,682
Series D, Sustainability Bonds, 5.50%, 06/01/53	6,045	6,273,384
		42,546,096
State — 22.4%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,000,814
Series F, 5.25%, 10/01/41	8,595	8,604,861
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	7,000	6,588,923
Series I, 5.00%, 04/15/41	2,750	2,820,442
Series I, 4.00%, 10/15/46	2,000	1,908,996
Series I, 5.00%, 10/15/47	5,000	5,316,577
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	14,000	13,852,808
AMT, 5.00%, 12/31/43	15,000	14,784,472
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/46	5,590	5,355,593
Series B, 4.00%, 11/15/45	5,500	5,322,558
Security	Par (000)	Value
State (continued)
State of Michigan Trunk Line Revenue, RB (continued)
Series B, 5.00%, 11/15/45	$2,830	$ 2,993,826
State of Michigan Trunk Line Revenue, RB, BAB
5.00%, 11/15/42	3,000	3,286,901
5.25%, 11/15/49	10,000	10,897,855
		82,734,626
Tobacco — 2.6%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,214,153
Series A, Class 1, 4.00%, 06/01/49	3,750	3,357,552
Michigan Finance Authority, Refunding RB, CAB, Series B-2, Class 2, 0.00%, 06/01/65(e)	50,000	4,900,487
		9,472,192
Transportation — 9.1%
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/51	5,435	5,630,362
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	1,000	1,033,064
Series A, 5.00%, 12/01/46	5,000	5,269,713
Series A, (AGM), 5.25%, 12/01/48	3,495	3,779,886
Series D, 5.00%, 12/01/45	4,500	4,548,729
Series B, AMT, 5.00%, 12/01/42	2,000	2,036,052
Wayne County Airport Authority, Refunding RB
AMT, 5.00%, 12/01/32	2,940	3,075,635
Series F, AMT, 5.00%, 12/01/34	8,000	8,105,419
		33,478,860
Utilities — 20.6%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,008
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,035,394
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,623,844
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,133,137
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	13,000	13,176,254
Series B, Senior Lien, 5.25%, 07/01/48	2,250	2,442,487
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	6,000	6,316,403
Series A, 5.00%, 07/01/48	19,105	19,909,309
Series A, 5.25%, 07/01/54	2,500	2,725,051
Michigan Finance Authority, RB, 5.50%, 02/28/49	8,985	9,678,437
Michigan Finance Authority, Refunding RB
Series D-1, 5.00%, 07/01/35	750	761,311
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,002,487
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,262,850
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,003,938
		76,080,910
Total Municipal Bonds in Michigan		556,714,027
Puerto Rico — 5.4%
State — 5.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,061	1,180,998

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$534	$ 520,886
Series A-1, Restructured, 5.00%, 07/01/58	1,365	1,358,848
Series A-2, Restructured, 4.78%, 07/01/58	103	99,888
Series A-2, Restructured, 4.33%, 07/01/40	1,109	1,081,719
Series B-1, Restructured, 4.75%, 07/01/53	451	439,530
Series B-1, Restructured, 5.00%, 07/01/58	7,076	7,085,337
Series B-2, Restructured, 4.33%, 07/01/40	5,880	5,734,409
Series B-2, Restructured, 4.78%, 07/01/58	597	579,491
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	6,202	1,932,550
Total Municipal Bonds in Puerto Rico		20,013,656
Total Long-Term Investments — 156.7% (Cost: $581,608,557)		578,151,876

	Shares
Short-Term Securities
	Money Market Funds — 5.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(f)(g)	18,515,482	18,517,334
	Total Short-Term Securities — 5.0% (Cost: $18,516,945)	18,517,334
	Total Investments — 161.7% (Cost: $600,125,502)	596,669,210
	Other Assets Less Liabilities — 1.0%	3,926,148
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.7)%	(231,561,877)
	Net Assets Applicable to Common Shares — 100.0%	$ 369,033,481

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,024,108	$ 490,568 (a)	$ —	$ 1,678	$ 980	$ 18,517,334	18,515,482	$ 343,840	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 578,151,876	$ —	$ 578,151,876
Short-Term Securities
Money Market Funds	18,517,334	—	—	18,517,334
	$18,517,334	$578,151,876	$—	$596,669,210
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)
	$—	$(231,900,000)	$—	$(231,900,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Portfolio Abbreviation (continued)
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family